Average Annual Total Returns	12 Months Ended	25 Months Ended		60 Months Ended	120 Months Ended		252 Months Ended	474 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	5.75%	[1]
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	12.58%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%			13.15%	14.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%			14.42%	14.82%
Lipper Mixed-Asset Target Allocation Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	15.28%			7.98%	9.33%
T. Rowe Price Capital Appreciation and Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.85%	11.62%
Performance Inception Date		Nov. 29, 2023
T. Rowe Price Capital Appreciation and Income Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	10.20%
T. Rowe Price Capital Appreciation and Income Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.13%	8.39%
T. Rowe Price Capital Appreciation and Income Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	11.98%	11.78%
Performance Inception Date		Nov. 29, 2023
T. Rowe Price Capital Appreciation Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.50%			9.47%	11.27%
Performance Inception Date								Jun. 30, 1986
T. Rowe Price Capital Appreciation Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.58%			6.98%	9.09%
T. Rowe Price Capital Appreciation Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.22%			6.73%	8.51%
T. Rowe Price Capital Appreciation Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.61%			9.60%	11.39%
Performance Inception Date						Dec. 17, 2015
T. Rowe Price Capital Appreciation Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.16%			9.18%	10.95%
Performance Inception Date							Dec. 31, 2004

[1]	Return since 11/29/23.